Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	266,076	231,742	31,749
Less: allowance for credit losses	(5,097)	(5,682)	(779)
Accounts receivable, net	260,979	226,060	30,970

Schedule of Analysis of the Allowance for Credit Losses

An analysis of the allowance for credit losses is as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance, beginning of year	2,215	3,546	5,097	699
Credit losses from acquisition	(1,459)	-	-	-
Additions	2,739	1,530	584	80
Exchange difference	51	21	1	-
Balance, end of year	3,546	5,097	5,682	779